SEGMENT INFORMATION - Disaggregation of revenue (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of revenue
Revenue	₽ 534,403	₽ 494,926	₽ 470,605
External Customers
Disaggregation of revenue
Revenue	534,403	494,926	470,605
External Customers | Recognised over time
Disaggregation of revenue
Revenue	438,357	416,042	399,170
External Customers | Recognised at point of time
Disaggregation of revenue
Revenue	96,046	78,884	71,435
Connectivity services
Disaggregation of revenue
Revenue	405,624	388,117	373,380
Sales of goods
Disaggregation of revenue
Revenue	76,726	69,478	64,127
Fintech services
Disaggregation of revenue
Revenue	46,836	33,773	29,304
Other services
Disaggregation of revenue
Revenue	5,217	3,558	3,794
Total of reportable segments | External Customers
Disaggregation of revenue
Revenue	491,011	458,832	411,001
Total of reportable segments | External Customers | Recognised over time
Disaggregation of revenue
Revenue	404,299	387,931	346,016
Total of reportable segments | External Customers | Recognised at point of time
Disaggregation of revenue
Revenue	86,712	70,901	64,985
Total of reportable segments | Connectivity services
Disaggregation of revenue
Revenue	375,718	363,131	323,551
Total of reportable segments | Sales of goods
Disaggregation of revenue
Revenue	67,392	61,495	57,677
Total of reportable segments | Fintech services
Disaggregation of revenue
Revenue	46,836	33,773	29,304
Total of reportable segments | Other services
Disaggregation of revenue
Revenue	1,065	433	469
Fintech [Member] | External Customers
Disaggregation of revenue
Revenue	46,836	33,773	29,304
Fintech [Member] | External Customers | Recognised over time
Disaggregation of revenue
Revenue	27,516	24,367	21,996
Fintech [Member] | External Customers | Recognised at point of time
Disaggregation of revenue
Revenue	19,320	9,406	7,308
Fintech [Member] | Fintech services
Disaggregation of revenue
Revenue	46,836	33,773	29,304
Telecom | External Customers
Disaggregation of revenue
Revenue	444,175	425,059	381,697
Telecom | External Customers | Recognised over time
Disaggregation of revenue
Revenue	376,783	363,564	324,020
Telecom | External Customers | Recognised at point of time
Disaggregation of revenue
Revenue	67,392	61,495	57,677
Telecom | Connectivity services
Disaggregation of revenue
Revenue	375,718	363,131	323,551
Telecom | Sales of goods
Disaggregation of revenue
Revenue	67,392	61,495	57,677
Telecom | Other services
Disaggregation of revenue
Revenue	1,065	433	469
Other | External Customers
Disaggregation of revenue
Revenue	43,296	36,002	59,510
Other | External Customers | Recognised over time
Disaggregation of revenue
Revenue	33,962	28,019	53,060
Other | External Customers | Recognised at point of time
Disaggregation of revenue
Revenue	9,334	7,983	6,450
Other | Connectivity services
Disaggregation of revenue
Revenue	29,810	24,894	49,735
Other | Sales of goods
Disaggregation of revenue
Revenue	9,334	7,983	6,450
Other | Other services
Disaggregation of revenue
Revenue	4,152	3,125	3,325
HQ and elimination | External Customers
Disaggregation of revenue
Revenue	96	92	94
HQ and elimination | External Customers | Recognised over time
Disaggregation of revenue
Revenue	96	92	94
HQ and elimination | Connectivity services
Disaggregation of revenue
Revenue	96	92	94
Intersegment | Total of reportable segments
Disaggregation of revenue
Revenue	6,909	6,709	11,287
Intersegment | Fintech [Member]
Disaggregation of revenue
Revenue	2,771	2,449	1,881
Intersegment | Telecom
Disaggregation of revenue
Revenue	4,138	4,260	9,406
Intersegment | Other
Disaggregation of revenue
Revenue	19,527	13,130	12,063
Intersegment | HQ and elimination
Disaggregation of revenue
Revenue	(26,436)	(19,839)	(23,350)
Operating segments
Disaggregation of revenue
Revenue	534,403	494,926	470,605
Operating segments | Total of reportable segments
Disaggregation of revenue
Revenue	497,920	465,541	422,288
Operating segments | Fintech [Member]
Disaggregation of revenue
Revenue	49,607	36,222	31,185
Operating segments | Telecom
Disaggregation of revenue
Revenue	448,313	429,319	391,103
Operating segments | Other
Disaggregation of revenue
Revenue	62,823	49,132	71,573
Operating segments | HQ and elimination
Disaggregation of revenue
Revenue	₽ (26,340)	₽ (19,747)	₽ (23,256)